S-K 1604(a)(3) De-SPAC Forepart, Compensation - New Merlin [Member]	Feb. 11, 2026 $ / shares shares
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	8,333,333
Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	8,333,333
Private Placement [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	467,500
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.004
IPO [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	425,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10